Significant Accounting Judgments, Estimates and Assumptions	12 Months Ended
Dec. 31, 2022
Significant Accounting Judgments, Estimates and Assumptions
Significant Accounting Judgments, Estimates and Assumptions

4.Significant Accounting Judgments, Estimates and Assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the consolidated financial statements. In preparing these consolidated ﬁnancial statements, management exercises its best judgement based upon its experience and the circumstances prevailing at that time. The estimates and assumptions are based on available information and conditions at the end of the ﬁnancial period presented and are reviewed on an ongoing basis. Actual results may differ from these estimates under different assumptions and conditions and may materially affect the financial results or the financial position reported in future periods.

Assumptions and estimates relating to the Group’s ability to continue as a going concern are described in note 2.

Key estimates and judgements that have a signiﬁcant inﬂuence on the amounts recognized in the Group’s consolidated financial statements are described below:

Leases – Lease Term

The Group has lease agreements for rental properties with material renewal options. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to extend or terminate the lease. The Group considers all relevant factors that create an economic incentive for it to exercise the respective extension option. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects whether the Group is reasonably certain to exercise or not to exercise the option to extend or terminate the lease (e.g., more than insignificant penalty, construction of significant leasehold improvements or significant customization to the leased asset).

Leases – Incremental Borrowing Rate

The Group cannot readily determine the interest rate implicit in the majority of its leases, therefore, it uses its incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBRs used by the Group are calculated based on the risk-free rate, individual country risk premiums of underlying country and credit spread. The weighted average IBR in 2022 is 3.53% (2021: 3.75%).

Investment in joint venture/ associate – Purchase Price Allocation

The Group holds 27.7 % of Ionblox, Inc (formerly known as Zenlabs Energy, Inc or “Zenlabs”) (“Ionblox”), described in detail in note 17. Management calculated the goodwill acquired during purchase by performing a purchase price allocation, allocating the total consideration between the fair value of the identified net assets acquired and the goodwill acquired upon purchase. Assessing the fair value of the identified net assets acquired requires significant judgement. Management concluded that the fair value of the technology portfolio and the brand value acquired significantly exceeded their carrying value.

Management used the Multi-Period Excess Earnings Method (MPEEM) for the valuation of the technology portfolio. The MPEEM estimates the fair value of an intangible asset as a residual value after deducting charges for all other assets. It is assumed that the Group holds only the intangible asset to be valued and leases all other assets necessary to operate the business. Contributory asset charges (CACs) reflect all return on and of the supporting assets and are deducted for the use of all other assets. The Remaining Useful Life for the technology portfolio is estimated to be 15 years.

Management used the Relief-from-Royalty (RfR) method for valuation of the Ionblox brand. This method is based on the assumption that if the Group did not own the brand, it would be willing to enter a licensing agreement for the brand. As part of this hypothetical licensing transaction, the licensee would have to pay royalty fees to the licensor. The value of the brand can thus be estimated as the present value of all future royalty payments in a hypothetical licensing transaction. Management has applied a hypothetical royalty rate of 0.93% based on comparable industry peers. The remaining useful life for the brand asset is estimated to be 15 years.

Share-based Payments

An option pricing model (Black-Scholes) has been used for the determination of the fair value of awards. A simplified approach has been used in cases where share options have been deep in the money, so that the intrinsic value could serve as an approximation for the value of the option.

Estimates also require the determination of the most appropriate inputs to the valuation model when calculating the fair value of the share option, such as the volatility of stock price. Note 22 describes the parameters used to calculate the fair value within 2022. For cash-settled share-based payment award transactions, the liability must be remeasured at the end of each reporting period until the date of settlement, with any changes in fair value recognized in profit or loss. This requires a reassessment of the estimates used at the end of each reporting period.

Performance-based Stock Options

For the performance-based stock options, the service-based vesting condition is predetermined and does not require any assumptions or estimates. For valuation purposes the performance-based vesting condition is assumed to be fulfilled by September 30, 2026. This date is reassessed at every reporting date.

Success Fees

In 2021, the number of financing rounds with expected amounts raised and their probabilities were the significant estimates for the valuation of the success fees. The weighted average expected timing of fulfillment of the performance condition was 20 months with a weighted average probability of 69%.

In 2022, all amounts under the success fees contracts entered into in previous years were settled and the contracts were terminated. A new success fee contract was entered into with a related party that is accounted for under IAS 37 as a contingent liability disclosed in note 29 and note 30. No conditions for payment have been met as of December 31, 2022.

Share listing expense

For the share listing expense, the Group has assessed the discount for lack of marketability on 5% for the transfer restrictions imposed on certain shares transferred to Qell shareholders.

Warrants

Warrants are described in note 23.

Private Warrants & Public Warrants (“Reorganization Warrants”)

The fair value of the Private Warrants is deemed to be equal to the fair value of the Public Warrants. The Private Warrants are identical to the Public Warrants, except that the Private Warrants were not transferable, assignable or salable until 30 days after the completion of the Business Combination. Additionally, the Private Warrants will not be redeemable by Lilium so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the Private Warrants are held by holders other than the initial purchaser or their permitted transferees, the Private Warrants will be redeemable by Lilium and exercisable by such holders on the same basis as the Public Warrants.

The Group has certain redemption rights depending on the share price of which one only relates to the Public Warrants, but given the other elements in the agreement, the Group has a certain economic incentive to call for redemption of all Warrants before a certain share price. Consequently, management has applied the same valuation to both the Private Warrants and Public Warrants (collectively, hereinafter also known as “Reorganization Warrants”).

The Reorganization Warrants were considered to be part of the net assets acquired and therefore, management applied the provisions of debt and equity classification under IAS 32 Financial Instruments: Presentation (“IAS 32”) and management has concluded that these are current liabilities. As the Reorganization Warrants include contingent settlement provisions that introduce potential variability to their settlement amounts and are dependent on the occurrence of some uncertain future events, the Reorganization Warrants are accounted for as derivative financial liabilities at fair value, with changes in FVTPL. The Private Warrants are Level 2 in the fair value hierarchy.

Registered Direct Offering (“RDO”) Warrants & Private Placement (“2022 PIPE”) Warrants

The fair value of the RDO Warrants is deemed equal to the fair value of the 2022 PIPE Warrants. The RDO Warrants are identical to the 2022 PIPE Warrants as these share the same terms except that the RDO Warrants and the underlying shares are registered securities and the 2022 PIPE Warrants and the underlying shares are unregistered and would need an effective registration statement for resale. Subsequent to the issuance of the 2022 PIPE Warrants, the Group registered the securities underlying the 2022 PIPE Warrants on December 13, 2022. The Group has certain redemption rights on the RDO & 2022 PIPE Warrants if the share price exceeds a certain threshold and meets certain conditions as described in the RDO & 2022 PIPE Warrant agreements.

Management determined that the RDO & 2022 PIPE Warrants have all the characteristics of a derivative liability under IFRS 9. As RDO & 2022 PIPE Warrants are unlisted, these were categorized in Level 3 of the fair value hierarchy, due to the inputs used to determine the fair value of these warrants. Fair value has been determined using a Monte Carlo simulation in a risk neutral framework. The primary inputs into the simulation included the following: closing Lilium N.V. stock price as of December 31, 2022, expected stock price volatility, term, risk-free rate and dividend yield. The expected stock price volatility was based on Lilium N.V. implied volatilities calculated over a period matching the remaining life of these warrants. The term input is equal to the warrants’ remaining contractual term. The risk-free interest rate is based on interpolated U.S. Constant Maturity Treasury rates for a maturity equal to the remaining life of the RDO & 2022 PIPE Warrants. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

Covid-19 Risks and Uncertainties

The Group continues to closely monitor developments with respect to COVID-19 that could potentially impact the business. The Group had implemented logistical and organizational changes to consolidate the Group’s resilience to COVID-19. The Group expects that the impact of the pandemic would be minimal to none for the foreseeable future,

War in Ukraine

The Board is actively monitoring the impact on the Russia & Ukraine war. The Group does not and does not intend to engage in any transactions that involve Russian, Ukrainian, or Belarusian entities nor any Politically Exposed Persons (“PEPs”) from those countries. There is currently no direct or indirect impact on the Group from the war in Ukraine and sanctions imposed on Russia and Belarus as the Group does not have any operations or direct suppliers located in these jurisdictions.

The Group continues to closely monitor the impact of the war in Ukraine on general economic factors, including the impact of inflation, as these factors put pressure on the Group’s costs for employees, raw materials and other parts provided by suppliers.